ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018
VIE arrangements
Revenues	$ 18,106	$ 15,085	$ 66,794
OPI
VIE arrangements
Ownership interst held				100.00%
Percentage of legal ownership by Renren Inc				100.00%
Haitaoche Shareholders
VIE arrangements
Ownership interst held	51.00%
Percentage of legal ownership by Renren Inc	51.00%
Variable Interest Entity [Member]
VIE arrangements
Percentage of VIEs revenues to the consolidated net revenues	2.40%	43.60%	86.70%
Percentage of VIEs assets to the consolidated total assets	21.30%	22.60%
Percentage of VIEs liability to the consolidated total liabilities	14.40%	20.00%
Revenues	$ 433	$ 6,581	$ 57,896
Variable Interest Entity [Member] | Power of Attorney [Member]
VIE arrangements
Term of agreement	10 years
Variable Interest Entity [Member] | Business Operations Agreement [Member]
VIE arrangements
Advance written notice period for not extending term of agreement	30 days
Variable Interest Entity [Member] | Exclusive Equity Option Agreement [Member]
VIE arrangements
Term of agreement	10 years
Advance written notice period for not extending term of agreement	30 days
Variable Interest Entity [Member] | Exclusive Technical and Consulting Services Agreement [Member]
VIE arrangements
Advance written notice period for not extending term of agreement	30 days
Variable Interest Entity [Member] | Intellectual Property License Agreement [Member]
VIE arrangements
Advance written notice period for not extending term of agreement	30 days